Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097

770.497.9100

November 7, 2017

Progress Residential Master Trust
40 West 57th Street, 15th Floor
New York, NY 10019

RE:	Progress Residential 2017-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Progress Residential Master Trust (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 2 of 252 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National, LLC

By:	/s/ Charles Chacko
Name:	Charles Chacko
Title:	Partner

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Schedule I

CLIENT CODE	PROPERTY ADDRESS	STATUS
172165	3839 MARQUISE LN	APPARENT HOA
175219	317 LAKE FOREST DRIVE	APPARENT HOA
102988	9624 E BANBRIDGE STREET	NON-APPARENT HOA
109702	9501 E ASHFORD DRIVE	NON-APPARENT HOA
121106	9454 E PALE BLUE TOPAZ LANE	NON-APPARENT HOA
121290	7862 S CASTLE BAY STREET	NON-APPARENT HOA
122392	7852 S PLACITA SENORA MARIA	NON-APPARENT HOA
127863	9501 E LOCHNAY LANE	NON-APPARENT HOA
128689	7906 S LAUDER STREET	NON-APPARENT HOA
88678	9407 E MARQUIS DIAMOND LANE	NON-APPARENT HOA
93400	7880 S CASTLE BAY STREET	NON-APPARENT HOA
99269	7860 S KILBRENNAN WAY	NON-APPARENT HOA
165993	1838 NW 85TH DR	NON-APPARENT HOA
168817	7641 NW 23RD ST	NON-APPARENT HOA
171981	10768 NW 17TH ST	NON-APPARENT HOA
172576	11236 NW 7TH ST	NON-APPARENT HOA
174552	11799 NW 26TH ST	NON-APPARENT HOA
174585	1733 NORTHWEST 97TH TERRACE	NON-APPARENT HOA
174587	2021 NE 1 AVE	NON-APPARENT HOA
174602	3010 NW 53 TERRACE	NON-APPARENT HOA
174603	320 NW 98TH AVENUE	NON-APPARENT HOA
174609	3680 NW 113TH AVE	NON-APPARENT HOA
174610	3701 NW 82 AVE	NON-APPARENT HOA
174611	3820 NW 78 LN	NON-APPARENT HOA
174614	3900 NW 115 AVE	NON-APPARENT HOA
174617	4181 NW 16 AVE	NON-APPARENT HOA
174626	4971 SW 5 CT	NON-APPARENT HOA
174638	6020 NE 3 TERRACE	NON-APPARENT HOA

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174641	640 SW 95 TERRACE	NON-APPARENT HOA
174644	6571 GRANT STREET	NON-APPARENT HOA
174648	6801 SW 43 ST	NON-APPARENT HOA
174649	6904 SW 11 ST	NON-APPARENT HOA
174651	7301 TROPICANA ST	NON-APPARENT HOA
174657	7891 NW 14TH STREET	NON-APPARENT HOA
174658	8111 NW 21ST CT	NON-APPARENT HOA
174660	8280 NW 14TH ST	NON-APPARENT HOA
174661	841 CAMELLIA COURT	NON-APPARENT HOA
174665	8582 NW 25TH PLACE	NON-APPARENT HOA
174667	9041 NW 26TH STREET	NON-APPARENT HOA
174670	936 PINE RIDGE DR	NON-APPARENT HOA
174673	9521 NW 25TH STREET	NON-APPARENT HOA
174677	9691 NW 24TH ST	NON-APPARENT HOA
174678	9811 NW 23 ST	NON-APPARENT HOA
174053	1723 ASHWOOD CIR.	NON-APPARENT HOA
175088	6061 ANTIGUA CT	NON-APPARENT HOA
175205	1986 APOPKA DR	NON-APPARENT HOA
161653	12153 ROUNDHAM LN N	NON-APPARENT HOA
166870	7730 ALLSPICE CIR W	NON-APPARENT HOA
171619	10846 RUTHERFORD CT	NON-APPARENT HOA
173496	11035 CRUMPET CT	NON-APPARENT HOA
174811	4327 JEREMYS LANDING DR N	NON-APPARENT HOA
197331	3553 SHELDRAKE DR	NON-APPARENT HOA
169605	2483 AMHERST AVE	NON-APPARENT HOA
170032	10110 ALLENWOOD DR.	NON-APPARENT HOA
170157	110 FIELD LN	NON-APPARENT HOA
171870	117 LOOKOUT DR	NON-APPARENT HOA
172462	15709 SPRINGMOSS LN	NON-APPARENT HOA
172543	303 SILVER HILL DR.	NON-APPARENT HOA

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173520	1757 TARAH TRACE DR	NON-APPARENT HOA
175359	3222 LAS BRISAS DR	NON-APPARENT HOA
196800	4004 FORECAST DR	NON-APPARENT HOA
232897	5803 TAYWOOD DR	NON-APPARENT HOA
90000217	597 WINDRIDGE PLACE	NON-APPARENT HOA
233699	1305 SW 11TH TER	NON-APPARENT HOA
170039	9079 SW 157TH CT	NON-APPARENT HOA
171520	12762 SW 116 TER	NON-APPARENT HOA
171919	17850 SW 152ND AVE (2)	NON-APPARENT HOA
171984	14925 SW 93 ST	NON-APPARENT HOA
172152	9130 SW 157 PL	NON-APPARENT HOA
173146	17797 SW 146 CT	NON-APPARENT HOA
173547	14209 SW 161ST PL	NON-APPARENT HOA
174073	17043 SW 146TH CT	NON-APPARENT HOA
174111	14247 SW 177TH ST	NON-APPARENT HOA
174269	12743 SW 207 TER	NON-APPARENT HOA
174557	1231 NW 177 TER	NON-APPARENT HOA
174570	14022 SW 167TH TER	NON-APPARENT HOA
174574	14500 SW 179TH LANE	NON-APPARENT HOA
174588	20255 NE 12 AVENUE	NON-APPARENT HOA
174668	9330 MARINE DR	NON-APPARENT HOA
174675	957 NW 136 AVE	NON-APPARENT HOA
57158	8986 NW 144 TERRACE	NON-APPARENT HOA
170496	5026 ASHMEADE RD	NON-APPARENT HOA
172958	2818 BOLTON BND	NON-APPARENT HOA
173753	13107 SAN ANTONIO WOODS LN	NON-APPARENT HOA
174095	2726 CARLISLE AVE	NON-APPARENT HOA
174697	4524 WYNDCLIFF CIR	NON-APPARENT HOA
236406	9603 BANDELIER DR	NON-APPARENT HOA
196660	2634 DEBANY RD	NON-APPARENT HOA

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218707	8844 PARLIAMENT CT	NON-APPARENT HOA
100403	6822 3RD ST	NON-APPARENT HOA
100542	17722 MURCOTT BLVD	NON-APPARENT HOA
157401	1530 OLD CYPRESS TRL	NON-APPARENT HOA
163261	7355 TEXAS TRL	NON-APPARENT HOA
164931	13931 GERANIUM PL	NON-APPARENT HOA
166643	1238 JACKPINE ST	NON-APPARENT HOA
166672	1199 KINGLET TER	NON-APPARENT HOA
167404	6285 LAUDERDALE STREET	NON-APPARENT HOA
170571	10902 GRANDVIEW WAY	NON-APPARENT HOA
171362	12340 OLD COUNTRY RD S	NON-APPARENT HOA
171623	306 LA MANCHA AVE	NON-APPARENT HOA
172421	113 KINGS WAY	NON-APPARENT HOA
172533	11410 PINE VALLEY DR	NON-APPARENT HOA
172701	4241 ALTHEA WY	NON-APPARENT HOA
172803	976 LEMONGRASS LN	NON-APPARENT HOA
173458	1814 TULIP LN	NON-APPARENT HOA
174112	13751 EXOTICA LN	NON-APPARENT HOA
174134	1274 BARNSTAPLE CIR	NON-APPARENT HOA
174449	1481 COLD SPRINGS CT	NON-APPARENT HOA
174545	1107 WIDGEON ROAD	NON-APPARENT HOA
174551	1162 FERNLEA DRIVE	NON-APPARENT HOA
174555	12083 DOLPHIN DRIVE	NON-APPARENT HOA
174558	1235 SUMMERWOOD CIRCLE	NON-APPARENT HOA
174562	12836 KEY LIME BLVD	NON-APPARENT HOA
174566	13510 EXOTICA LANE	NON-APPARENT HOA
174567	13524 BRIXHAM ST	NON-APPARENT HOA
174568	13650 JONQUIL PLACE	NON-APPARENT HOA
174578	1502 WYNDCLIFF DR	NON-APPARENT HOA
174598	289 PONCE DE LEON STREET	NON-APPARENT HOA

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174599	295 CHERRY STREET	NON-APPARENT HOA
174601	300 CHERRY STREET	NON-APPARENT HOA
174606	357 RIVERSIDE DR	NON-APPARENT HOA
174634	5653 SARAZEN DRIVE	NON-APPARENT HOA
172890	1846 TWISTING LN	NON-APPARENT HOA
173281	30638 IVERSON DR	NON-APPARENT HOA
175262	4749 WHITETAIL LN	NON-APPARENT HOA
175332	1536 FIREWHEEL DR	NON-APPARENT HOA
174844	5618 EL DORADO AVE	NON-APPARENT HOA
101345	5063 LINDA DRIVE	NON-APPARENT HOA
101471	7423 MUNCEY ROAD	NON-APPARENT HOA
104515	1855 BRADDOCK AVENUE	NON-APPARENT HOA
107383	575 ACADIA ROAD	NON-APPARENT HOA
108029	2395 AFFINITY LANE	NON-APPARENT HOA
120634	440 WISTERIA ROAD	NON-APPARENT HOA
121223	330 SOUTHLAND RD	NON-APPARENT HOA
125330	2357 YALTA TERRACE	NON-APPARENT HOA
172240	3265 LALANI BLVD	NON-APPARENT HOA
55319	4995 HURLEY AVE	NON-APPARENT HOA
55959	3522 MASSINI AVENUE	NON-APPARENT HOA
59832	3759 ALWOOD ST	NON-APPARENT HOA
59840	1212 DONA WAY	NON-APPARENT HOA
90000974	2090 SWITZERLAND ROAD	NON-APPARENT HOA
90001562	4139 MAGENTA AVENUE	NON-APPARENT HOA
90001566	3823 NEMO AVENUE	NON-APPARENT HOA
90001575	7452 BATTALLA RD.	NON-APPARENT HOA
90001582	4080 TWINBUSH TERRACE	NON-APPARENT HOA
90001583	3644 RIBERA AVENUE	NON-APPARENT HOA
170852	1028 BRADDOCK CIRCLE	NON-APPARENT HOA
173923	136 BETHANY MANOR DRIVE	NON-APPARENT HOA

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174709	119 VILLAGE PARKWAY	NON-APPARENT HOA
196616	233 BETHANY MANOR COURT	NON-APPARENT HOA
197096	142 BETHANY MANOR DRIVE	NON-APPARENT HOA
103398	1412 CUMBERLAND CREEK LANE SW	NON-APPARENT HOA
172070	1347 WINDAGE COURT	NON-APPARENT HOA
196608	6937 FAIRWAY TRAIL	NON-APPARENT HOA
173633	3539 PINE GROVE DRIVE	NON-APPARENT HOA
174515	394 SHOAL COURT	NON-APPARENT HOA
217493	808 AARONS COURT	NON-APPARENT HOA
230188	650 COMPTON LANE	NON-APPARENT HOA
235494	632 STEVENS PL	NON-APPARENT HOA
170807	4046 DOGWOOD LN	NON-APPARENT HOA
168955	9030 BILLY PAT DR	NON-APPARENT HOA
170379	9019 BILLY PAT DR	NON-APPARENT HOA
171316	3260 W HARTLAND DR	NON-APPARENT HOA
171903	9908 MORGAN MANOR DR	NON-APPARENT HOA
172848	7896 NATURE WALK DR	NON-APPARENT HOA
173045	7832 KEELY CV	NON-APPARENT HOA
173616	9013 BILLY PAT DR	NON-APPARENT HOA
173638	2851 S HARTLAND	NON-APPARENT HOA
173719	9007 BILLY PAT DR	NON-APPARENT HOA
174261	5715 HUNTER CHASE DR	NON-APPARENT HOA
174941	5899 ANTLER TRL	NON-APPARENT HOA
234289	5733 FAWN DR	NON-APPARENT HOA
172041	204 KENDRA DRIVE SW	NON-APPARENT HOA
173239	925 TREASURE PLACE SW	NON-APPARENT HOA
173571	3085 CLOVER RD NW	NON-APPARENT HOA
105867	4309 DONNELL DR	NON-APPARENT HOA
171461	4932 EAGLE CREEK DR	NON-APPARENT HOA
172622	7124 RED BUD CIR	NON-APPARENT HOA

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173020	3656 DASHIEL DRIVE	NON-APPARENT HOA
173529	14218 WALKERS CROSSING DR	NON-APPARENT HOA
196979	5937 HEDGECREST PL	NON-APPARENT HOA
217686	3509 ANASTASIA CT	NON-APPARENT HOA
230942	14313 BLUE GRASS DR	NON-APPARENT HOA
173477	8112 POPLAR GROVE CIRCLE	NON-APPARENT HOA
171767	35 WOOD GREEN DRIVE	NON-APPARENT HOA
172299	7705 HOLLYHEIGHT LANE	NON-APPARENT HOA
173995	283 MAYORS LN	NON-APPARENT HOA
171799	8047 VISION ST	NON-APPARENT HOA
173495	932 CLUBVIEW DRIVE	NON-APPARENT HOA
174229	8068 DRACO CIRCLE	NON-APPARENT HOA
174980	3320 OESTE VISTA STREET	NON-APPARENT HOA
175030	9425 OXFORD WINE COURT	NON-APPARENT HOA
175409	3341 N CAMPBELL RD	NON-APPARENT HOA
173295	2649 OAK FOREST DR	NON-APPARENT HOA
217604	4852 MYRA DR	NON-APPARENT HOA
185537	3608 RUTHERFORD DR	NON-APPARENT HOA
166461	1012 TAMMY SUE LN	NON-APPARENT HOA
166462	1016 TAMMY SUE LN	NON-APPARENT HOA
171263	209 BRIARCOTES CIR	NON-APPARENT HOA
171659	1422 HUDDERSFIELD DR	NON-APPARENT HOA
171660	634 MARTINSDALE CT	NON-APPARENT HOA
171906	579 COUNTY FARM RD	NON-APPARENT HOA
172046	3036 ACE WINTERMEYER DR	NON-APPARENT HOA
172326	1818 PENNINGTON DR	NON-APPARENT HOA
172649	125 MEIGS DR	NON-APPARENT HOA
172788	1914 STONEY MEADOW DR	NON-APPARENT HOA
172917	3459 HAMBERTON CIR	NON-APPARENT HOA
172988	1530 TERESA LN	NON-APPARENT HOA

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173070	723 WILDWOOD DR	NON-APPARENT HOA
173138	878 LAVERGNE LN	NON-APPARENT HOA
173448	5039 TABITHA ST	NON-APPARENT HOA
173884	707 ROCK GLEN TRCE	NON-APPARENT HOA
173980	306 GATEWOOD DR	NON-APPARENT HOA
173982	310 THETAHILL RD	NON-APPARENT HOA
174068	1831 BRIDGET DR	NON-APPARENT HOA
174171	1541 DESTINY DR	NON-APPARENT HOA
174244	121 MARY JOE MARTIN	NON-APPARENT HOA
174423	125 MARY JOE MARTIN DR	NON-APPARENT HOA
174521	706 GENERAL BARKSDALE DR	NON-APPARENT HOA
174985	2651 BATTLEGROUND DR	NON-APPARENT HOA
175143	408 GLENMORE CT	NON-APPARENT HOA
175215	217 BILL STEWART BLVD	NON-APPARENT HOA
196086	10009 NEVADA AVE	NON-APPARENT HOA
230378	3323 MEADOWHILL DR	NON-APPARENT HOA
234025	630 BUTTERNUT TRCE	NON-APPARENT HOA
234135	107 BLYTHE CT	NON-APPARENT HOA
237545	908 BUCKHAVEN DR	NON-APPARENT HOA
168663	878 SUN VISTA DR E	NON-APPARENT HOA
172842	1024 JESSA CV	NON-APPARENT HOA
172849	8570 AFTERGLOW CV	NON-APPARENT HOA
172918	5069 ASHLAND GROVE STR	NON-APPARENT HOA
172924	5170 ZACHERY RUN	NON-APPARENT HOA
173192	942 NESTING WOOD CIR W	NON-APPARENT HOA
174061	1408 RADLEY CV	NON-APPARENT HOA
174767	6349 FAIRWAY HILL CV	NON-APPARENT HOA
174815	11625 BELLE MANOR DR	NON-APPARENT HOA
168164	319 CYPRESS GLEN DR	NON-APPARENT HOA
169242	1067 WINDTREE TRCE	NON-APPARENT HOA

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174797	228 PARRISH PL	NON-APPARENT HOA
174998	300 PARRISH CREST	NON-APPARENT HOA
175321	418 PARRISH HILL	NON-APPARENT HOA
171282	3020 MEADOWBROOK DRIVE	NON-APPARENT HOA
171418	1521 BECKY LANE	NON-APPARENT HOA
217709	1113 HEIDEN CT	NON-APPARENT HOA
169095	825 PRYOR DR.	NON-APPARENT HOA
170532	6720 COPPERWOOD COURT	NON-APPARENT HOA
171416	6519 IMPALA DRIVE	NON-APPARENT HOA
171599	2913 HIGHLAWN TERRACE	NON-APPARENT HOA
171661	5528 ROYAL MEADOW	NON-APPARENT HOA
171877	321 DAISY LN	NON-APPARENT HOA
196739	6118 BROOKKNOLL DRIVE	NON-APPARENT HOA
197442	108 SHADY BROOK DR	NON-APPARENT HOA

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